Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	ING VARIABLE PORTFOLIOS INC
Central Index Key	0001015965
Amendment Flag	false
Document Creation Date	Aug 3, 2012
Document Effective Date	Aug 3, 2012
Prospectus Date	Apr 30, 2012

ING Variable Portfolios, Inc.

ING Euro STOXX 50® Index Portfolio, ING FTSE 100 Index® Portfolio,

and ING Japan TOPIX Index® Portfolio

(the “Portfolios”)

Supplement dated August 3, 2012

to the Portfolios’ Adviser Class (“Class ADV”) Prospectuses

and Initial Class (“Class I”) Prospectuses

each dated April 30, 2012

(each a “Prospectus” and collectively “Prospectuses”)

Effective August 5, 2012, ING Investments, LLC, the Portfolios’ adviser, has agreed to waive a portion of the Portfolios’ management fees. Also effective August 5, 2012, ING Funds Services, LLC, the Portfolios’ administrator, has agreed to waive its administrative services fees. The Portfolios’ Prospectuses are revised as follows:

1.	ING Euro STOXX 50® Index Portfolio

i.

The table in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.27%
Waivers and Reimbursements[1]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.92%

1

The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2013. The administrator is contractually obligated to waive the administrative services fee through August 5, 2013. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2013. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

ii.

The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the summary section of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$	94	368	663	1,503
iii.

The table in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	None
Administrative Services Fee	0.10%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.77%
Waivers and Reimbursements[1]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.42%

1

The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2013. The administrator is contractually obligated to waive the administrative services fee through August 5, 2013. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2013. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

iv.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the summary section of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$	43	211	393	921

2.	ING FTSE 100 Index® Portfolio

i.

The table in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.27%
Waivers and Reimbursements[1]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.92%
1

The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2013. The administrator is contractually obligated to waive the administrative services fee through August 5, 2013. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2013. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

ii.

The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the summary section of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$	94	368	663	1,503

iii.

The table in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	None
Administrative Services Fee	0.10%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.77%
Waivers and Reimbursements[1]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.42%

1

The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2013. The administrator is contractually obligated to waive the administrative services fee through August 5, 2013. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2013. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

iv.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the summary section of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$	43	211	393	921

3.	ING Japan TOPIX Index® Portfolio

i.

The table in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s ADV Class Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fees	0.10%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.32%
Waivers and Reimbursements[1]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.97%

1

The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2013. The administrator is contractually obligated to waive the administrative services fee through August 5, 2013. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2013. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

ii.

The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the summary section of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$	99	384	690	1,560

iii.

The table in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	None
Administrative Services Fee	0.10%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	0.82%
Waivers and Reimbursements[1]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.47%

1

The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2013. The administrator is contractually obligated to waive the administrative services fee through August 5, 2013. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2013. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

iv.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the summary section of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$	48	227	421	981

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING VARIABLE PORTFOLIOS INC
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Supplement [Text Block]	ivpi_SupplementTextBlock

ING Variable Portfolios, Inc.

ING Euro STOXX 50® Index Portfolio, ING FTSE 100 Index® Portfolio,

and ING Japan TOPIX Index® Portfolio

(the “Portfolios”)

Supplement dated August 3, 2012

to the Portfolios’ Adviser Class (“Class ADV”) Prospectuses

and Initial Class (“Class I”) Prospectuses

each dated April 30, 2012

(each a “Prospectus” and collectively “Prospectuses”)

Effective August 5, 2012, ING Investments, LLC, the Portfolios’ adviser, has agreed to waive a portion of the Portfolios’ management fees. Also effective August 5, 2012, ING Funds Services, LLC, the Portfolios’ administrator, has agreed to waive its administrative services fees. The Portfolios’ Prospectuses are revised as follows:

1.	ING Euro STOXX 50® Index Portfolio

i.

The table in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.27%
Waivers and Reimbursements[1]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.92%

1

The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2013. The administrator is contractually obligated to waive the administrative services fee through August 5, 2013. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2013. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

ii.

The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the summary section of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$	94	368	663	1,503
iii.

The table in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	None
Administrative Services Fee	0.10%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.77%
Waivers and Reimbursements[1]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.42%

1

The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2013. The administrator is contractually obligated to waive the administrative services fee through August 5, 2013. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2013. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

iv.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the summary section of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$	43	211	393	921

2.	ING FTSE 100 Index® Portfolio

i.

The table in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.27%
Waivers and Reimbursements[1]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.92%
1

The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2013. The administrator is contractually obligated to waive the administrative services fee through August 5, 2013. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2013. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

ii.

The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the summary section of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$	94	368	663	1,503

iii.

The table in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	None
Administrative Services Fee	0.10%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.77%
Waivers and Reimbursements[1]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.42%

1

The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2013. The administrator is contractually obligated to waive the administrative services fee through August 5, 2013. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2013. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

iv.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the summary section of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$	43	211	393	921

3.	ING Japan TOPIX Index® Portfolio

i.

The table in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s ADV Class Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fees	0.10%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.32%
Waivers and Reimbursements[1]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.97%

1

The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2013. The administrator is contractually obligated to waive the administrative services fee through August 5, 2013. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2013. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

ii.

The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the summary section of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$	99	384	690	1,560

iii.

The table in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	None
Administrative Services Fee	0.10%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	0.82%
Waivers and Reimbursements[1]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.47%

1

The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2013. The administrator is contractually obligated to waive the administrative services fee through August 5, 2013. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2013. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

iv.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the summary section of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$	48	227	421	981

ING Euro STOXX 50 Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivpi_SupplementTextBlock

ING Variable Portfolios, Inc.

ING Euro STOXX 50® Index Portfolio

(the “Portfolios”)

Supplement dated August 3, 2012

to the Portfolios’ Adviser Class (“Class ADV”) Prospectuses

and Initial Class (“Class I”) Prospectuses

each dated April 30, 2012

(each a “Prospectus” and collectively “Prospectuses”)

Effective August 5, 2012, ING Investments, LLC, the Portfolios’ adviser, has agreed to waive a portion of the Portfolios’ management fees. Also effective August 5, 2012, ING Funds Services, LLC, the Portfolios’ administrator, has agreed to waive its administrative services fees. The Portfolios’ Prospectuses are revised as follows:

ING Euro STOXX 50® Index Portfolio

i.

The table in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.27%
Waivers and Reimbursements[1]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.92%

1

The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2013. The administrator is contractually obligated to waive the administrative services fee through August 5, 2013. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2013. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

ii.

The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the summary section of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$	94	368	663	1,503
iii.

The table in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	None
Administrative Services Fee	0.10%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.77%
Waivers and Reimbursements[1]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.42%

1

The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2013. The administrator is contractually obligated to waive the administrative services fee through August 5, 2013. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2013. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

iv.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the summary section of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$	43	211	393	921

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 5, 2013
ING Euro STOXX 50 Index Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.50%
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.27%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[1]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.92%
1 Yr	rr_ExpenseExampleYear01	94
3 Yrs	rr_ExpenseExampleYear03	368
5 Yrs	rr_ExpenseExampleYear05	663
10 Yrs	rr_ExpenseExampleYear10	1,503
ING Euro STOXX 50 Index Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.77%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[1]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.42%
1 Yr	rr_ExpenseExampleYear01	43
3 Yrs	rr_ExpenseExampleYear03	211
5 Yrs	rr_ExpenseExampleYear05	393
10 Yrs	rr_ExpenseExampleYear10	921
ING FTSE 100 Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivpi_SupplementTextBlock

ING Variable Portfolios, Inc.

ING FTSE 100 Index® Portfolio

(the “Portfolios”)

Supplement dated August 3, 2012

to the Portfolios’ Adviser Class (“Class ADV”) Prospectuses

and Initial Class (“Class I”) Prospectuses

each dated April 30, 2012

(each a “Prospectus” and collectively “Prospectuses”)

ING FTSE 100 Index® Portfolio

i.

The table in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.27%
Waivers and Reimbursements[1]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.92%
1

The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2013. The administrator is contractually obligated to waive the administrative services fee through August 5, 2013. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2013. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

ii.

The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the summary section of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$	94	368	663	1,503

iii.

The table in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	None
Administrative Services Fee	0.10%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.77%
Waivers and Reimbursements[1]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.42%

1

The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2013. The administrator is contractually obligated to waive the administrative services fee through August 5, 2013. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2013. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

iv.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the summary section of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$	43	211	393	921

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 5, 2013
ING FTSE 100 Index Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.50%
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.27%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[1]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.92%
1 Yr	rr_ExpenseExampleYear01	94
3 Yrs	rr_ExpenseExampleYear03	368
5 Yrs	rr_ExpenseExampleYear05	663
10 Yrs	rr_ExpenseExampleYear10	1,503
ING FTSE 100 Index Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.77%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[1]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.42%
1 Yr	rr_ExpenseExampleYear01	43
3 Yrs	rr_ExpenseExampleYear03	211
5 Yrs	rr_ExpenseExampleYear05	393
10 Yrs	rr_ExpenseExampleYear10	921
ING Japan TOPIX Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivpi_SupplementTextBlock

ING Variable Portfolios, Inc.

ING Japan TOPIX Index® Portfolio

(the “Portfolios”)

Supplement dated August 3, 2012

to the Portfolios’ Adviser Class (“Class ADV”) Prospectuses

and Initial Class (“Class I”) Prospectuses

each dated April 30, 2012

(each a “Prospectus” and collectively “Prospectuses”)

ING Japan TOPIX Index® Portfolio

i.

The table in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s ADV Class Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fees	0.10%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.32%
Waivers and Reimbursements[1]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.97%

1

The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2013. The administrator is contractually obligated to waive the administrative services fee through August 5, 2013. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2013. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

ii.

The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the summary section of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$	99	384	690	1,560

iii.

The table in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	None
Administrative Services Fee	0.10%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	0.82%
Waivers and Reimbursements[1]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.47%

1

The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2013. The administrator is contractually obligated to waive the administrative services fee through August 5, 2013. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2013. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

iv.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the summary section of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$	48	227	421	981

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 5, 2013
ING Japan TOPIX Index Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.50%
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.32%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[1]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.97%
1 Yr	rr_ExpenseExampleYear01	99
3 Yrs	rr_ExpenseExampleYear03	384
5 Yrs	rr_ExpenseExampleYear05	690
10 Yrs	rr_ExpenseExampleYear10	1,560
ING Japan TOPIX Index Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.82%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[1]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.47%
1 Yr	rr_ExpenseExampleYear01	48
3 Yrs	rr_ExpenseExampleYear03	227
5 Yrs	rr_ExpenseExampleYear05	421
10 Yrs	rr_ExpenseExampleYear10	981

[1]	The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2013. The administrator is contractually obligated to waive the administrative services fee through August 5, 2013. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2013. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING VARIABLE PORTFOLIOS INC
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 3, 2012